Income Taxes Relating to Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Recognised in Profit or Loss

	2022 A$	2021 A$	2020 A$
(a) Income Tax Recognised in Profit or Loss

Current tax
In respect of the current year	-	-	-
In respect of the prior year	-	-	-
	-	-	-
Deferred tax
Recognised in current year	(191,808)	(187,427)	(207,612)
	(191,808)	(187,427)	(207,612)

Total income tax benefit	(191,808)	(187,427)	(207,612)

Summary of Reconciliation to Accounting Loss and Net Deferred Tax Liability Recognised

(b) Reconciliation to Accounting Loss	2022 A$	2021 A$	2020 A$
Loss from continuing operations	(21,951,166)	(8,884,464)	(6,026,587)
Tax at the Australian tax rate of 25% (2021 & 2020: 30%)	(5,487,792)	(2,665,339)	(1,807,976)
Tax effect of non-deductible / non-assessable amounts
Exempt income from government assistance	(1,447,922)	(293,422)	(898,680)
Entertainment expenses	1,231	727	1,355
Net gain arising on changes in fair value of contingent consideration	234,089	(963,751)	(1,447,162)
Share-based payments	707,422	392,505	16,607
Research and development expenditure	3,328,556	640,050	2,013,477
Amortisation of share issue costs	(285,631)	-	-
Temporary differences not recorded as an asset	(58,374)	(632,779)	(68,181)
Tax losses not recorded	2,779,547	3,253,265	1,981,695
Effect of different tax rates in other jurisdictions	37,066	81,317	1,253
	(191,808)	(187,427)	(207,612)

		2022 A$	2021 A$
(c) Net Deferred Tax Liability Recognised
Net deferred tax liability is attributable to the following deferred tax asset/(liability) items:
Intangibles denominated in USD		(2,066,037)	(2,088,608)
Tax losses denominated in USD		267,412	246,305
		(1,798,625)	(1,842,303)
Movement in Net Deferred Tax Liability
Opening balance		(1,842,303)	(2,203,340)
Recognized in income
- Continuing operations		191,808	187,427
- Discontinuing operations		-	-
Recognized in equity		(148,130)	173,610
Derecognized on disposal of subsidiaries (Note 35)		-	-
Closing balance		(1,798,625)	(1,842,303)

Summary of Net Deferred Tax Asset Not Recognised

(d) Net Deferred Tax Asset Not Recognised
Revenue tax losses	25,439,594	27,181,188
Net temporary difference	3,460,261	2,851,336
	28,899,855	30,032,524